Salaries and Related Charges (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Salaries and Related Charges

	12/31/2019	12/31/2018
Provisions on salaries	184,716	186,200
Profit sharing, bonus and premium	133,533	147,170
Social charges	70,228	67,043
Others	17,159	27,779

	405,636	428,192